Investments Accounted for Using the Equity Method - Summary of Combined Information of Investments Accounted for Using the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net income
Associates	¥ 478,405	¥ 326,931	¥ 324,480
Joint ventures	284,732	316,132	235,866
Total	763,137	643,063	560,346
Other comprehensive income, net of tax
Associates	269,753	99,737	241,264
Joint ventures	52,361	3,295	66,187
Total	322,114	103,033	307,451
Comprehensive income
Associates	748,158	426,669	565,744
Joint ventures	337,093	319,428	302,053
Total	¥ 1,085,251	¥ 746,096	¥ 867,798